PROPERTY AND EQUIPMENT, NET - Schedule of property and equipment, net (Details)	1 Months Ended
	Sep. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		¥ 73,779,597		¥ 74,766,341
Less: accumulated depreciation and amortization		(41,639,915)		(36,097,058)
Property and equipment, net		32,139,682	$ 4,595,913	38,669,283
Commercial Loan Facility
PROPERTY AND EQUIPMENT, NET
Debt instrument term	3 years
Commercial loan facility 2025
PROPERTY AND EQUIPMENT, NET
Debt instrument term	3 years
Line of credit	¥ 22,000,000
Building
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		53,049,213		53,049,213
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		3,087,640		3,687,643
Furniture, fixtures and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		3,948,444		3,933,670
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		1,265,707		1,667,222
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross		¥ 12,428,593		¥ 12,428,593